UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07418

Legg Mason Global Trust, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL TRUST, INC.

LEGG MASON BATTERYMARCH

EMERGING MARKETS TRUST

FORM N-Q

SEPTEMBER 30, 2011

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited)	September 30, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 90.3%
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 1.5%
Halla Climate Control Corp.	138,300	$2,824,438	(a)
Hwa Shin Co., Ltd.	58,700	721,352	(a)
Hyundai Mobis	20,000	5,680,064	(a)
Minth Group Ltd.	528,000	470,332	(a)

Total Auto Components		9,696,186

Automobiles - 5.6%
Bajaj Auto Ltd.	51,763	1,616,859	(a)
Dongfeng Motor Corp., Class H Shares	1,380,000	1,828,907	(a)
Great Wall Motor Co., Ltd., Class H	1,435,500	1,603,195	(a)
Hero Honda Motors Ltd.	86,300	3,410,267	(a)
Hyundai Motor Co.	34,430	6,039,509	(a)
Kia Motors Corp.	166,100	9,928,311	(a)
Mahindra and Mahindra Ltd.	417,644	6,810,168	(a)
PT Astra International Tbk	747,000	5,275,958	(a)

Total Automobiles		36,513,174

Distributors - 0.2%
Imperial Holdings Ltd.	86,753	1,127,756	(a)

Hotels, Restaurants & Leisure - 0.6%
Genting Berhad	1,406,900	3,982,079	(a)

Household Durables - 0.7%
Desarrolladora Homex SA de CV, ADR	30,500	411,750	*
Even Construtora e Incorporadora SA	318,000	904,826
EZ Tec Empreendimentos e Participacoes SA	39,800	262,476
Gafisa SA, ADR	41,100	237,147
Metalfrio Solutions SA	247,900	934,775	(b)
PDG Realty SA Empreendimentos e Participacoes	297,200	968,933
Rossi Residencial SA	117,000	546,342

Total Household Durables		4,266,249

Media - 0.5%
CTC Media Inc.	6,402	56,978
Naspers Ltd.	68,100	2,947,838	(a)

Total Media		3,004,816

Multiline Retail - 2.0%
Clicks Group Ltd.	462,200	2,143,913	(a)
El Puerto de Liverpool SA de CV, Class C1 Shares	139,000	896,936
Golden Eagle Retail Group Ltd.	710,000	1,452,526	(a)
Hyundai Department Store Co., Ltd.	15,900	2,188,413	(a)
Intime Department Store Group Co., Ltd.	2,195,000	2,498,091	(a)
Lojas Renner SA	62,200	1,675,538
Woolworths Holdings Ltd.	491,300	2,119,673	(a)

Total Multiline Retail		12,975,090

Specialty Retail - 0.6%
Foschini Ltd.	59,300	621,128	(a)
Mr. Price Group Ltd.	188,058	1,560,792	(a)
Truworths International Ltd.	190,600	1,656,280	(a)

Total Specialty Retail		3,838,200

Textiles, Apparel & Luxury Goods - 0.2%
Cia. Hering	18,000	300,694
LG Fashion Corp.	34,400	1,160,856	(a)

Total Textiles, Apparel & Luxury Goods		1,461,550

TOTAL CONSUMER DISCRETIONARY		76,865,100

CONSUMER STAPLES - 6.0%
Beverages - 1.8%
Coca-Cola Femsa SA de CV, ADR	17,900	1,588,267
Compania Cervecerias Unidas SA, ADR	69,900	3,610,335
Distilleries Co. of SRI Lanka Ltd.	834,200	1,306,242	(a)(b)
Embotelladoras Arca SAB de CV	171,161	708,417
Fomento Economico Mexicano SA de CV, ADR	47,400	3,072,468

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
Beverages - 1.8% (continued)
Grupo Modelo SA de CV, Series C Shares	264,200	$1,493,173

Total Beverages		11,778,902

Food & Staples Retailing - 1.5%
BIM Birlesik Magazalar AS	33,600	924,392	(a)
Lianhua Supermarket Holdings Ltd., Class H Shares	466,200	660,708	(a)
Massmart Holdings Ltd.	36,900	631,473	(a)
President Chain Store Corp.	644,000	3,628,347	(a)
Shoprite Holdings Ltd.	160,700	2,250,029	(a)
The Spar Group Ltd.	154,100	1,831,274	(a)

Total Food & Staples Retailing		9,926,223

Food Products - 1.4%
AVI Ltd.	170,300	679,819	(a)
BRF - Brasil Foods SA, ADR	159,500	2,796,035
Charoen Pokphand Foods Public Co., Ltd.	436,800	375,885	(a)
COFCO International Ltd.	1,046,000	829,455	(a)
Kernel Holding SA	19,000	348,792	*(a)
PT Charoen Pokphand Indonesia Tbk	6,662,500	1,767,450	(a)
PT Indofood Sukses Makmur Tbk	3,375,500	1,903,964	(a)

Total Food Products		8,701,400

Household Products - 0.3%
Hindustan Unilever Ltd.	222,231	1,539,629	(a)

Personal Products - 0.2%
Hengan International Group Co., Ltd.	188,000	1,485,040	(a)

Tobacco - 0.8%
KT&G Corp.	84,620	5,278,190	(a)

TOTAL CONSUMER STAPLES		38,709,384

ENERGY - 13.5%
Energy Equipment & Services - 0.5%
China Oilfield Services Ltd.	1,044,000	1,307,245	(a)
Eurasia Drilling Co., Ltd., GDR	32,600	593,152	(a)
OSX Brasil SA	5,700	1,112,565	*
TMK OAO, GDR	65,566	594,184	(a)

Total Energy Equipment & Services		3,607,146

Oil, Gas & Consumable Fuels - 13.0%
Bharat Petroleum Corp., Ltd.	48,887	645,805	(a)
China Petroleum & Chemical Corp., Class H Shares	6,542,000	6,300,552	(a)
China Shenhua Energy Co., Ltd., Class H Shares	966,500	3,786,990	(a)
CNOOC Ltd.	1,625,000	2,602,690	(a)
Gazprom OAO, ADR	829,300	7,932,631	(a)
LUKOIL, ADR	205,400	10,340,144	(a)
NovaTek OAO, GDR	24,500	2,792,316	(a)
OGX Petroleo e Gas Participacoes SA	139,300	851,988	*
Oil and Gas Development Co., Ltd.	1,330,500	2,016,466	(a)
Pacific Rubiales Energy Corp.	128,500	2,722,302
PetroChina Co., Ltd.	2,910,000	3,519,660	(a)
Petroleo Brasileiro SA, ADR	569,300	11,795,896
Petroleo Brasileiro SA, ADR	469,200	10,533,540
Petrominerales Ltd.	33,800	664,453
Petronas Dagangan Berhad	56,000	279,118	(a)
Petronet LNG Ltd.	191,907	622,880	(a)
PT Borneo Lumbung Energi & Metal Tbk	4,711,500	462,296	*(a)
PTT Public Co., Ltd.	68,400	572,109	(a)
Reliance Industries Ltd.	117,789	1,912,045	(a)

Rosneft Oil Co., GDR	917,700	5,346,398	(a)
Sasol Ltd.	54,100	2,211,041	(a)
SK Energy Co., Ltd.	7,500	881,191	(a)
Surgutneftegaz, ADR	76,000	615,600
Tupras-Turkiye Petrol Rafinerileri A.S.	38,600	795,224	(a)
Yanzhou Coal Mining Co., Ltd., ADR	151,300	3,192,430
Yanzhou Coal Mining Co., Ltd., Class H Shares	138,000	290,027	(a)

Total Oil, Gas & Consumable Fuels		83,685,792

TOTAL ENERGY		87,292,938

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
EXCHANGE TRADED FUNDS - 0.9%
Exchange Traded Funds - 0.9%
iShares Asia Trust-iShares FTSE/Xinhua A50 China Index	4,511,300	$5,868,730	(a)

FINANCIALS - 19.0%
Capital Markets - 0.3%
CITIC Securities Co., Ltd., Class H Shares	1,029,500	1,758,270	*(a)

Commercial Banks - 14.3%
Agricultural Bank of China, Class H Shares	5,394,000	1,733,530	(a)
Axis Bank Ltd.	101,770	2,107,585	(a)
Banco Bradesco SA, ADR	445,306	6,586,076
Banco de Oro Unibank Inc.	1,159,400	1,342,038	(a)
Banco do Brasil SA	268,172	3,542,823
Bangkok Bank Public Co., Ltd.	458,500	2,142,091	(a)
Bangkok Bank Public Co., Ltd., NVDR	13,800	61,738	(a)
Bank of Baroda	20,196	312,487	(a)
Bank of China Ltd.	15,162,000	4,626,328	(a)
Canara Bank Ltd.	365,499	3,260,347	(a)(b)
China Construction Bank, Class H Shares	10,391,367	6,200,609	(a)
Chinatrust Financial Holding Co., Ltd.	1,315,301	748,094	(a)
E.Sun Financial Holding Co., Ltd.	1,401,538	683,905	(a)
First Financial Holding Co., Ltd.	1,006,492	644,364	(a)
Grupo Financiero Banorte SAB de CV, Series O Shares	990,700	2,928,142
Grupo Financiero Galicia SA, ADR	54,500	451,260
HDFC Bank Ltd.	377,054	3,552,203	(a)
Hong Leong Bank Berhad	526,000	1,673,268	(a)
Hong Leong Financial Group Berhad	498,100	1,691,593	(a)
ICICI Bank Ltd., ADR	26,500	920,080
ICICI Bank Ltd.	34,094	599,218	(a)
Industrial & Commercial Bank of China Ltd., Class H Shares	18,382,646	8,885,649	(a)
Industrial Bank of Korea	121,800	1,369,689	(a)
Jammu & Kashmir Bank Ltd.	68,241	1,110,579	(a)(b)
Kasikornbank Public Co., Ltd., NVDR	435,200	1,609,380	(a)
Krung Thai Bank Public Co., Ltd.	1,500,600	743,421	(a)
National Bank of Pakistan	3,943,875	2,077,257	(a)
Nedbank Group Ltd.	170,000	2,873,370	(a)
Nomos-Bank, GDR	46,300	440,028	*(a)
OTP Bank PLC	33,900	499,240	(a)
PT Bank Central Asia Tbk	385,000	331,742	(a)
PT Bank Mandiri	2,852,000	1,991,689	(a)
PT Bank Negara Indonesia (Persero) Tbk	6,187,817	2,546,099	(a)
PT Bank Rakyat Indonesia	5,068,000	3,325,212	(a)
Sberbank	3,142,400	6,795,424	(a)
Shinhan Financial Group Co., Ltd.	67,190	2,349,659	(a)
Standard Bank Group Ltd.	55,400	634,894	(a)
State Bank of India	59,377	2,298,718	(a)
Turkiye Garanti Bankasi AS	168,100	651,752	(a)
Turkiye Halk Bankasi AS	313,300	2,245,523	(a)
Yapi ve Kredi Bankasi	314,500	695,162	*(a)
Yes Bank Ltd.	578,908	3,151,748	(a)

Total Commercial Banks		92,434,014

Consumer Finance - 0.3%
Kiatnakin Bank Public Co., Ltd.	1,651,100	1,527,075	(a)
Samsung Card Co., Ltd.	13,680	473,441	(a)

Total Consumer Finance		2,000,516

Diversified Financial Services - 0.6%

African Bank Investments Ltd.	793,200	3,224,800	(a)
FirstRand Ltd.	270,600	653,486	(a)

Total Diversified Financial Services		3,878,286

Insurance - 1.9%
China Life Insurance Co., Ltd	4,361,183	4,102,151	(a)
Dongbu Insurance Co., Ltd.	74,700	3,145,969	(a)
Hyundai Marine & Fire Insurance Co., Ltd.	38,100	935,718	(a)
Liberty Holdings Ltd.	88,700	875,824	(a)

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
Insurance - 1.9% (continued)
PICC Property & Casualty Co., Ltd.	2,738,000	$2,918,433	(a)

Total Insurance		11,978,095

Real Estate Investment Trusts (REITs) - 0.1%
Sinpas Gayrimenkul Yatirim Ortakligi AS	496,080	384,642	(a)

Real Estate Management & Development - 1.5%
Agile Property Holdings Ltd.	1,336,000	842,195	(a)
BR Malls Participacoes	200,800	2,051,519
China Overseas Land & Investment Ltd.	1,318,960	1,883,904	(a)
Direcional Engenharia SA	273,100	1,420,512
E-House China Holdings Ltd., ADR	61,611	356,728
Evergrande Real Estate Group Ltd.	2,427,300	735,222	(a)
Franshion Properties China Ltd.	1,594,000	246,474	(a)
LPN Development Public Co., Ltd., NVDR	2,518,400	886,115	(a)
Soho China Ltd.	2,457,000	1,526,627	(a)

Total Real Estate Management & Development		9,949,296

TOTAL FINANCIALS		122,383,119

HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.2%
Opto Circuits India Ltd.	261,439	1,192,725	(a)(b)

Health Care Providers & Services - 0.3%
Life Healthcare Group Holdings Pte Ltd.	815,200	1,938,119	(a)

Pharmaceuticals - 0.1%
Genomma Lab Internacional SA, Class B Shares	556,700	918,036	*

TOTAL HEALTH CARE		4,048,880

INDUSTRIALS - 5.6%
Aerospace & Defense - 0.2%
Embraer SA, ADR	65,000	1,649,050

Airlines - 0.3%
AirAsia Berhad	1,315,400	1,197,692	(a)
Tam SA, ADR	42,800	666,824

Total Airlines		1,864,516

Construction & Engineering - 2.0%
Daelim Industrial Co.	45,600	3,648,957	(a)
Doosan Heavy Industries and Construction Co., Ltd.	44,200	2,065,227	(a)
Italian-Thai Development Public Co., Ltd.	15,957,900	1,704,366	(a)
Samsung Engineering Co., Ltd.	29,100	5,639,048	(a)

Total Construction & Engineering		13,057,598

Electrical Equipment - 0.2%
Harbin Power Equipment Co., Ltd.	1,566,000	1,286,395	(a)
Shanghai Electric Group Co., Ltd., Class H Shares	940,000	360,023	(a)

Total Electrical Equipment		1,646,418

Industrial Conglomerates - 0.1%
Alfa SA de CV, Series A Shares	3,900	40,073
Grupo Carso SA de CV, Series A1 Shares	155,300	360,578

Total Industrial Conglomerates		400,651

Machinery - 1.8%
CSR Corp., Ltd., Class H Shares	484,000	170,880	(a)
Doosan Infracore Co., Ltd.	101,840	1,529,842	*(a)
Iochpe-Maxion SA	36,600	370,234
Pipavav Shipyard Ltd.	1,092,168	1,741,434	*(a)
PT United Tractors Tbk	1,784,272	4,347,604	(a)
Turk Traktor ve Ziraat Makineleri AS	59,900	1,146,027	(a)

Weichai Power Co., Ltd.	459,000	2,087,647	(a)

Total Machinery		11,393,668

Marine - 0.1%
SITC International Holdings Co., Ltd.	3,430,000	729,902	(a)

Road & Rail - 0.4%
Globaltrans Investment PLC, GDR	48,000	648,999	(a)
Localiza Rent A Car SA	147,300	1,950,682

Total Road & Rail		2,599,681

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
Transportation Infrastructure - 0.5%
Global Ports Investments PLC	50,000	$775,000	(a)
OHL Mexico SAB de CV	783,600	1,265,653	*
PLUS (Projek Lebuhraya Utara Selatan) Expressways Berhad	711,100	959,226	(a)

Total Transportation Infrastructure		2,999,879

TOTAL INDUSTRIALS		36,341,363

INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 0.8%
High Tech Computer Corp.	242,550	5,328,592	(a)

Computers & Peripherals - 1.1%
Catcher Technology Co., Ltd.	481,000	2,758,988	(a)
Lenovo Group Ltd.	3,920,000	2,621,069	(a)
Simplo Technology Co., Ltd.	326,000	1,922,574	(a)

Total Computers & Peripherals		7,302,631

Electronic Equipment, Instruments & Components - 0.4%
China ITS Holdings Co., Ltd.	1,424,800	139,434	*(a)
Flexium Interconnect Inc.	445,928	1,071,794	(a)
SFA Engineering Corp.	19,276	941,598	(a)

Total Electronic Equipment, Instruments & Components		2,152,826

Internet Software & Services - 1.1%
Baidu.com Inc., ADR	12,300	1,314,993	*
SINA Corp.	15,100	1,081,311	*
Tencent Holdings Ltd.	217,800	4,456,748	(a)

Total Internet Software & Services		6,853,052

IT Services - 1.2%
Cielo SA	113,100	2,520,351
Infosys Technologies Ltd.	21,000	1,063,367	(a)
SK C&C Co., Ltd.	15,200	1,846,363	(a)
Ybrant Digital	166,184	2,048,330	(a)(b)

Total IT Services		7,478,411

Semiconductors & Semiconductor Equipment - 4.8%
Advanced Semiconductor Engineering Inc.	1,325,613	1,130,314	(a)
Samsung Electronics Co., Ltd.	22,935	16,066,269	(a)
Taiwan Semiconductor Manufacturing Co., Ltd.	3,344,715	7,578,323	(a)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	555,463	6,348,942

Total Semiconductors & Semiconductor Equipment		31,123,848

TOTAL INFORMATION TECHNOLOGY		60,239,360

MATERIALS - 10.7%
Chemicals - 3.5%
Bagfas Bandirma Gubre Fabrikalari A.S.	4,500	406,779	(a)
Engro Corp., Ltd.	363,840	595,155	(a)
Fauji Fertilizer Co., Ltd.	2,011,552	3,697,532	(a)
Formosa Chemicals & Fibre Corp.	332,000	855,533	(a)
Formosa Plastics Corp.	1,794,000	4,743,080	(a)
Honam Petrochemical Corp.	8,888	2,145,892	(a)
LG Chem Ltd.	13,586	3,599,333	(a)
Nan Ya Plastics Corp.	632,000	1,360,512	(a)
Sociedad Quimica y Minera de Chile SA, ADR	34,100	1,630,321
Uralkali, GDR	100,500	3,422,044	(a)

Total Chemicals		22,456,181

Construction Materials - 0.9%
Anhui Conch Cement Co., Ltd., Class H Shares	278,000	755,866	(a)
Cemex SAB de CV, Participation Certificates, ADR	345,267	1,091,044	*
China Shanshui Cement Group	2,509,000	1,654,899	(a)

Siam Cement Public Co., Ltd., NVDR	96,000	796,572	(a)
Taiwan Cement Corp.	1,622,000	1,718,971	(a)

Total Construction Materials		6,017,352

Containers & Packaging - 0.2%
HSIL Ltd.	324,949	1,220,965	(a)(b)

Metals & Mining - 6.1%
AngloGold Ashanti Ltd., ADR	104,000	4,301,440

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
Metals & Mining - 6.1% (continued)
Cia de Minas Buenaventura SA, ADR	44,400	$1,675,656
Evraz Group SA, GDR	34,400	533,923	*(a)
Gerdau SA, ADR	139,800	996,774
Gold Fields Ltd., ADR	288,600	4,421,352
Grupo Mexico SA de CV, Series B Shares	841,324	1,989,799
Harmony Gold Mining Co., Ltd., ADR	177,400	2,080,902
Hyundai Hysco	81,900	3,162,963	(a)
Jiangxi Copper Co., Ltd., Class H Shares	264,000	443,994	(a)
Korea Zinc Co., Ltd.	15,920	3,897,683	(a)
Koza Altin Isletmeleri AS	206,800	2,465,442	(a)
Maanshan Iron & Steel Co., Ltd.	3,602,000	788,402	(a)
Novolipetsk Steel, GDR	4,500	90,864	(a)
Polymetal, GDR	161,900	2,498,654	*(a)
Seah Besteel Corp.	14,400	753,573	(a)
Severstal, GDR	35,900	373,969	(a)
Sterlite Industries India Ltd.	465,600	1,049,187	(a)
Ternium SA, ADR	58,300	1,214,389
Vale SA, ADR	230,200	5,248,560
Zijin Mining Group Co., Ltd., Class H Shares	4,286,000	1,204,615	(a)

Total Metals & Mining		39,192,141

TOTAL MATERIALS		68,886,639

TELECOMMUNICATION SERVICES - 11.4%
Diversified Telecommunication Services - 3.4%
Cesky Telecom AS	46,600	994,060	(a)
China Telecom Corp., Ltd.	4,902,000	3,052,655	(a)
China Unicom Ltd.	2,368,000	4,841,267	(a)
Chunghwa Telecom Co., Ltd.	260,000	865,186	(a)
Chunghwa Telecom Co., Ltd., ADR	15,000	495,000
Telecom Argentina S.A., Class B Shares, ADR	34,500	642,735
Telecomunicacoes de Sao Paulo SA, ADR	212,980	5,633,321
Telekomunikacja Polska SA	575,000	2,995,404	(a)
Turk Telekomunikasyon A.S.	625,900	2,678,860	(a)

Total Diversified Telecommunication Services		22,198,488

Wireless Telecommunication Services - 8.0%
Advanced Info Service Public Co., Ltd.	1,246,400	5,132,353	(a)
America Movil SAB de CV, Series L Shares, ADR	412,200	9,101,376
America Movil SAB de CV, Series L Shares	4,462,186	4,926,006
China Mobile (Hong Kong) Ltd.	1,275,500	12,447,325	(a)
Mobile TeleSystems, ADR	46,200	568,260
MTN Group Ltd.	597,300	9,772,355	(a)
SK Telecom Co., Ltd.	14,380	1,811,118	(a)
Taiwan Mobile Co., Ltd.	356,000	892,482	(a)
Tim Participacoes SA, ADR	187,364	4,414,296
Vodacom Group Ltd.	202,100	2,254,432	(a)

Total Wireless Telecommunication Services		51,320,003

TOTAL TELECOMMUNICATION SERVICES		73,518,491

UTILITIES - 1.3%
Electric Utilities - 0.8%
Companhia Energetica de Minas Gerais, ADR	94,100	1,396,444
EDP - Energias do Brasil SA	45,600	921,579
Enersis SA, ADR	139,900	2,365,709
Tauron Polska Energia SA	232,500	354,744	(a)

Total Electric Utilities		5,038,476

Independent Power Producers & Energy Traders - 0.3%

China Power International Development Ltd.	2,505,000	452,963	(a)
Empresa Nacional de Electricidad SA, ADR	7,600	329,384
Hub Power Co., Ltd.	2,412,013	1,144,965	(a)

Total Independent Power Producers & Energy Traders		1,927,312

Water Utilities - 0.2%
Guangdong Investment Ltd.	2,432,000	1,505,534	(a)

TOTAL UTILITIES		8,471,322

TOTAL COMMON STOCKS (Cost - $619,501,649)		582,625,326

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY		SHARES	VALUE
PREFERRED STOCKS - 6.1%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Hyundai Motor Co.		46,473	$2,512,391	(a)

CONSUMER STAPLES - 0.8%
Beverages - 0.8%
Companhia de Bebidas das Americas, ADR		173,500	5,317,775

FINANCIALS - 1.8%
Commercial Banks - 1.8%
Banco do Estado do Rio Grande do Sul SA, Class B Shares		103,900	884,138
Itau Unibanco Banco Multiple SA, ADR		417,058	6,472,740
Itau Unibanco Holding SA		54,225	837,780
Itausa - Investimentos Itau SA		643,340	3,260,753

TOTAL FINANCIALS			11,455,411

INDUSTRIALS - 0.2%
Machinery - 0.2%
Marcopolo SA		279,600	1,026,055
Randon SA Implementos e Participacoes		70,700	382,406

TOTAL INDUSTRIALS			1,408,461

MATERIALS - 2.9%
Chemicals - 0.2%
Braskem SA, Class A Shares		131,200	1,017,363

Containers & Packaging - 0.0%
Klabin SA		96,200	266,050

Metals & Mining - 2.7%
Bradespar SA		140,000	2,463,821
Metalurgica Gerdau SA		143,800	1,281,791
Vale SA, ADR		649,600	13,641,600

Total Metals & Mining			17,387,212

TOTAL MATERIALS			18,670,625

TOTAL PREFERRED STOCKS (Cost - $36,435,457)			39,364,663

	EXPIRATION DATE
RIGHTS - 0.0%
Hong Leong Bank Berhad (Cost - $0)	10/6/11	105,200	50,417	*(a)

TOTAL INVESTMENTS - 96.4% (Cost - $655,937,106#)			622,040,406
Other Assets in Excess of Liabilities - 3.6%			23,263,827

TOTAL NET ASSETS - 100.0%			$645,304,233

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(b)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipt
NVDR	— Non Voting Depositary Receipt

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

Summary of Investments by Country **

Brazil	17.5%
South Korea	14.9
China	11.1
South Africa	8.5
Taiwan	7.5
India	6.8
Russia	6.7
Mexico	5.0
Hong Kong	4.0
Indonesia	3.5
Cayman Islands	2.6
Thailand	2.5
Turkey	2.0
Malaysia	1.6
Pakistan	1.5
Chile	1.3
Poland	0.5
Canada	0.4
Luxembourg	0.3
Peru	0.3
Philippines	0.2
Sri Lanka	0.2
Cyprus	0.2
Argentina	0.2
Czech Republic	0.2
Bermuda	0.1
United States	0.1
Colombia	0.1
Hungary	0.1
Ukraine	0.1

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of September 30, 2011 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch Emerging Markets Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Trust, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$7,196,395	$69,668,705	—	$76,865,100
Consumer staples	13,268,695	25,440,689	—	38,709,384
Energy	31,488,774	55,804,164	—	87,292,938
Exchange traded funds	—	5,868,730	—	5,868,730

Notes to Schedule of Investments (unaudited) (continued)

Financials	18,257,140	102,367,709	$1,758,270	122,383,119
Health care	918,036	3,130,844	—	4,048,880
Industrials	6,303,094	30,038,269	—	36,341,363
Information technology	11,265,597	46,925,433	2,048,330	60,239,360
Materials	24,650,237	44,236,402	—	68,886,639
Telecommunication services	25,780,994	47,737,497	—	73,518,491
Utilities	5,013,116	3,458,206	—	8,471,322
Preferred stocks	36,852,272	2,512,391	—	39,364,663
Rights	—	50,417	—	50,417

Total investments	$180,994,350	$437,239,456	$3,806,600	$622,040,406

†	See Schedule of Investments for additional detailed categorizations.

For the period ended September 30, 2011, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks
Investments in Securities	FINANCIALS	INFORMATION TECHNOLOGY	TOTAL
Balance as of December 31, 2010	—	$1,858,258	$1,858,258
Accrued premiums/discounts	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)(1)	$(16,185)	190,072	173,887
Net purchases (sales)	1,774,455	—	1,774,455
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of September 30, 2011	$1,758,270	$2,048,330	$3,806,600

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2011(1)	$(16,185)	$190,072	$173,887

(1)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Notes to Schedule of Investments (unaudited) (continued)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward Foreign Currency Contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of September 30, 2011, the Fund did not have any open derivative transactions.

(f) Foreign Investment Risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$64,394,853
Gross unrealized depreciation	(98,291,553)

Net unrealized depreciation	$(33,896,700)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Notes to Schedule of Investments (unaudited) (continued)

During the period ended September 30, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)†	$12,699
Forward foreign currency contracts (to sell)†	$92,756

†	At September 30, 2011, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Trust, Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
President and Chief Executive Officer

Date:	November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
President and Chief Executive Officer

Date:	November 23, 2011

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	November 23, 2011